CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net loss		$ (28,423,084)	$ (10,860,317)	[1],[2]
Adjustments to reconcile net loss to net cash used in operating activities
Share-based compensation expense		3,412,977	1,305,829	[3]
Provision for doubtful accounts	[3]		145,512
Depreciation and amortization		352,332	308,102	[2]
Non-cash interest expense		698,385
Equity in losses of equity method investees		180,625	129,193	[2]
Loss on disposal of assets	[3]		688,098
Loss on disposal of subsidiaries		1,183,289
Change in fair value of warrant liabilities	[2]		112,642
Impairment of other intangible assets		134,290	216,468	[2]
Change in assets and liabilities:
Accounts receivable		7,591,420	(18,802,766)	[3]
Licensed content	[3]		759,698
Inventory		216,453
Prepaid expenses and other assets		(1,296,872)	4,130,372	[3]
Accounts payable		(7,564,499)	13,493,865	[3]
Deferred revenue		183,579	(1,124,119)	[3]
Amount due to related parties (interest)		120,000
Accrued expenses, salary and other current liabilities		3,050,895	(821,351)	[3]
Net cash used in operating activities		(20,160,210)	(10,318,774)	[3]
Cash flows from investing activities:
Acquisition of property and equipment		(6,762,248)	(63,877)	[3]
Proceeds from disposal of property and equipment	[3]		2,515,923
Disposal of subsidiaries, net of cash disposed		(41,976)	(8,753)	[3]
Acquisition of subsidiaries, net of cash acquired		(2,784,243)	(754,361)	[3]
Investments in intangible assets		(301,495)
Payments for long term investments		(5,266,880)	(2,250,000)	[3]
Capital decrease in long term investment	[3]		35,612
Deposit for surety bond and other		(3,983,799)
Net cash used in investing activities		(19,140,641)	(525,456)	[3]
Cash flows from financing activities
Proceeds from issuance of convertible notes		13,000,000
Proceeds from issuance of shares, stock options and warrant		21,532,127	13,618,207	[3]
Proceeds from/(Repayment of) amounts due to related parties		366,792	(293,977)	[3]
Capital contribution from noncontrolling interest shareholder	[3]		490,000
Exemption of amounts due to related parties	[3]		444,060
Net cash provided by financing activities		34,898,919	14,258,290	[3]
Effect of exchange rate changes on cash		(69,141)	83,488	[3]
Net increase (decrease) in cash, cash equivalents and restricted cash		(4,471,073)	3,497,548	[3]
Cash, cash equivalents and restricted cash at the beginning of the year		7,577,317	4,079,769	[3]
Cash, cash equivalents and restricted cash at the end of the year		3,106,244	7,577,317
Supplemental disclosure of cash flow information:
Cash paid for income tax		0	0
Cash paid for interest	[3]		407,863
Exchange of Series E Preferred Stock for Common stock	[3]		$ 7,155
Issuance of shares for acquisition of long-term investments		14,526,346
Issuance of earn-out shares		16,500
Asset retirement obligations acquired		$ 8,000,000

[1]	The above consolidated statements of cash flows include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[2]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")
[3]	The above consolidated statements of cash flows includes Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 6 "Acquisition")